UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6295

        Nuveen New York Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          06/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New York Select Quality Municipal Fund, Inc. (NVN)

	June 30, 2005

Principal		Optional Call		Market

Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 11.8% (7.9% of Total Investments)

	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
$ 1,315	5.625%, 8/01/20 - AMBAC Insured	8/10 at 102.00	AAA	$ 1,473,379
610	5.750%, 8/01/25 - AMBAC Insured	8/10 at 102.00	AAA	683,645

500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/10 at 102.00	AAA	560,220
	Corporation, University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 - AMBAC Insured

1,000	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra University,	7/08 at 102.00	AAA	1,062,790
	Series 1998, 5.000%, 7/01/23 - MBIA Insured

1,365	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, USTA National	No Opt. Call	AAA	1,518,016
	Tennis Center Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace Mann	1/09 at 101.00	AAA	7,544,278
	School, Series 1998, 5.000%, 7/01/28 - MBIA Insured

2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	2,240,240
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

1,870	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series	7/05 at 100.00	AAA	1,877,050
	1990, 7.200%, 7/01/15 - AMBAC Insured

4,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series 1998,	7/08 at 101.00	Aaa	4,741,920
	5.000%, 7/01/21 - AMBAC Insured

1,130	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series	No Opt. Call	AAA	1,332,677
	2005A, 5.500%, 7/01/18 - FGIC Insured

	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2000A:
1,990	0.000%, 7/01/17 - MBIA Insured	7/10 at 101.00	AAA	1,693,769
2,235	0.000%, 7/01/18 - MBIA Insured	7/10 at 101.00	AAA	1,895,772
2,495	0.000%, 7/01/19 - MBIA Insured	7/10 at 101.00	AAA	2,110,071
1,870	0.000%, 7/01/21 - MBIA Insured	7/10 at 101.00	AAA	1,576,073

	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000:
1,000	5.100%, 7/01/20 - MBIA Insured	7/11 at 101.00	AAA	1,082,320
2,875	5.250%, 7/01/30 - MBIA Insured	7/11 at 101.00	AAA	3,121,416

	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York University, Series
	2001-2:
1,350	5.500%, 7/01/18 - AMBAC Insured	7/11 at 100.00	AAA	1,503,927
800	5.500%, 7/01/20 - AMBAC Insured	7/11 at 100.00	AAA	884,584
600	5.500%, 7/01/21 - AMBAC Insured	7/11 at 100.00	AAA	663,438

2,500	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series	No Opt. Call	AAA	3,092,650
	2001-1, 5.500%, 7/01/40 - AMBAC Insured

2,125	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series	7/11 at 100.00	AAA	2,310,024
	2001, 5.000%, 7/01/19 - AMBAC Insured

1,710	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series	7/12 at 100.00	AAA	1,867,525
	2002, 5.000%, 7/01/18 - FGIC Insured

	Healthcare - 18.6% (12.5% of Total Investments)

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series
	2003A:
2,800	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	3,080,084
3,065	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	3,371,592

	New York State Dormitory Authority, Revenue Bonds, Saint Vincent Hospital and Medical Center,
	Series 1991:
1,810	7.375%, 8/01/11	8/05 at 100.00	AAA	1,816,462
4,150	7.400%, 8/01/30	8/05 at 100.00	AAA	4,335,920

5,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Millard	8/05 at 104.00	AAA	6,305,601
	Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured

6,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds, United	2/08 at 102.00	AAA	6,969,495
	Health Services, Series 1997, 5.375%, 8/01/27 - AMBAC Insured

3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York	2/08 at 101.00	AAA	3,062,430
	and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

2,655	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	2,846,001
	Hospital, Series 2004, 5.000%, 8/01/29 - FGIC Insured

4,125	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	4,612,781
	Series 2004A, 5.250%, 8/15/15 - FSA Insured

	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 - MBIA Insured	7/13 at 100.00	AAA	2,698,550
3,210	5.000%, 7/01/22 - MBIA Insured	7/13 at 100.00	AAA	3,451,424

5,730	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	AAA	6,091,792
	Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

6,430	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of	7/09 at 101.00	AAA	6,982,530
	Long Island Obligated Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 - MBIA Insured

12,020	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/11 at 101.00	AAA	13,003,837
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/26 - AMBAC Insured

2,025	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/11 at 101.00	AAA	2,180,702
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured

	Housing/Multifamily - 5.2% (3.5% of Total Investments)

5,445	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series	7/15 at 100.00	AAA	5,836,877
	2005A, 5.000%, 7/01/25 - FGIC Insured

8,684	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	7/05 at 105.00	AAA	9,135,480
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 - AMBAC Insured

	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series
	1996A:
870	6.100%, 11/01/15 - FSA Insured	5/06 at 102.00	AAA	914,988
3,625	6.125%, 11/01/20 - FSA Insured	5/06 at 102.00	AAA	3,801,139

	Housing/Single Family - 0.0% (0.0% of Total Investments)

135	New York State Mortgage Agency, Mortgage Revenue Bonds, Twenty-Fourth Series, 5.875%, 10/01/15	7/10 at 100.00	AAA	137,530
	(Alternative Minimum Tax) - MBIA Insured

	Long-Term Care - 2.3% (1.6% of Total Investments)

2,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series 2000B,	8/09 at 101.00	AAA	2,221,460
	6.000%, 8/01/24 - MBIA Insured

6,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	AAA	6,379,980
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 - MBIA Insured

	Tax Obligation/General - 21.1% (14.1% of Total Investments)

	Erie County, New York, General Obligation Bonds, Series 1999A:
700	5.500%, 10/01/17 - FGIC Insured	10/09 at 101.00	AAA	775,075
700	5.250%, 10/01/19 - FGIC Insured	10/09 at 101.00	AAA	768,138

	Erie County, New York, General Obligation Bonds, Series 2003A:
1,410	5.250%, 3/15/15 - FGIC Insured	3/13 at 100.00	Aaa	1,571,036
1,500	5.250%, 3/15/16 - FGIC Insured	3/13 at 100.00	Aaa	1,665,765
1,510	5.250%, 3/15/17 - FGIC Insured	3/13 at 100.00	Aaa	1,671,510
1,635	5.250%, 3/15/18 - FGIC Insured	3/13 at 100.00	Aaa	1,804,092

745	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 - MBIA Insured	No Opt. Call	Aaa	838,736

45	New York City, New York, General Obligation Bonds, Fiscal Series 1992C, 6.250%, 8/01/10 - FSA	8/05 at 100.00	AAA	45,135
	Insured

	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
4,150	5.125%, 8/01/25 - MBIA Insured	8/08 at 101.00	AAA	4,394,062
6,000	5.375%, 8/01/27 - MBIA Insured	8/08 at 101.00	AAA	6,423,840

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 1999I, 5.000%, 4/15/29 - MBIA	4/09 at 101.00	AAA	5,210,750
	Insured

3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.000%, 8/01/16 - FGIC	8/10 at 101.00	AAA	3,256,890
	Insured

6,250	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 - MBIA	8/14 at 100.00	AAA	6,874,438
	Insured

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/12 - FSA	No Opt. Call	AAA	5,604,050
	Insured

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,660	5.000%, 11/01/13 - FSA Insured	No Opt. Call	AAA	1,841,770
3,070	5.000%, 11/01/14 - FSA Insured	No Opt. Call	AAA	3,424,063

	New York City, New York, General Obligation Bonds, Fiscal Series 2005O:
3,250	5.000%, 6/01/17 - FSA Insured	6/15 at 100.00	AAA	3,599,473
3,250	5.000%, 6/01/18 - FSA Insured	6/15 at 100.00	AAA	3,582,410

1,550	New York City, New York, General Obligation Bonds, Fiscal Series 2005P, 5.000%, 8/01/18 - MBIA	8/15 at 100.00	AAA	1,710,735
	Insured

2,330	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1998B,	3/08 at 101.00	Aaa	2,439,044
	4.750%, 3/01/18 - FGIC Insured

	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
100	5.375%, 4/15/18 - MBIA Insured	4/09 at 102.00	AAA	110,177
100	5.375%, 4/15/19 - MBIA Insured	4/09 at 102.00	AAA	110,177

	Putnam Valley Central School District, Putnam and Westchester Counties, New York, General
	Obligation Bonds, Series 1999:
525	5.875%, 6/15/17 - FSA Insured	6/10 at 100.00	Aaa	589,549
525	5.875%, 6/15/18 - FSA Insured	6/10 at 100.00	Aaa	589,549
525	5.875%, 6/15/20 - FSA Insured	6/10 at 100.00	Aaa	589,165
525	5.875%, 6/15/21 - FSA Insured	6/10 at 100.00	Aaa	589,165
525	5.875%, 6/15/22 - FSA Insured	6/10 at 100.00	Aaa	589,165
525	5.875%, 6/15/23 - FSA Insured	6/10 at 100.00	Aaa	589,165
525	5.875%, 6/15/24 - FSA Insured	6/10 at 100.00	Aaa	589,165
525	5.875%, 6/15/26 - FSA Insured	6/10 at 100.00	Aaa	582,052
525	5.875%, 6/15/28 - FSA Insured	6/10 at 100.00	Aaa	582,052

	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 - AMBAC Insured	No Opt. Call	AAA	1,216,397
960	6.700%, 2/15/17 - AMBAC Insured	No Opt. Call	AAA	1,229,530
960	6.700%, 2/15/18 - AMBAC Insured	No Opt. Call	AAA	1,239,878
960	6.700%, 2/15/19 - AMBAC Insured	No Opt. Call	AAA	1,250,909
960	6.700%, 2/15/20 - AMBAC Insured	No Opt. Call	AAA	1,260,816
747	6.700%, 2/15/21 - AMBAC Insured	No Opt. Call	AAA	987,571

	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 - MBIA Insured	No Opt. Call	AAA	855,143
735	5.250%, 10/01/21 - MBIA Insured	No Opt. Call	AAA	855,988
730	5.250%, 10/01/22 - MBIA Insured	No Opt. Call	AAA	849,362
730	5.250%, 10/01/23 - MBIA Insured	No Opt. Call	AAA	849,954
730	5.250%, 10/01/24 - MBIA Insured	No Opt. Call	AAA	851,122
730	5.250%, 10/01/25 - MBIA Insured	No Opt. Call	AAA	854,115
725	5.250%, 10/01/26 - MBIA Insured	No Opt. Call	AAA	849,859

1,680	Suffolk County, New York, General Obligation Bonds, Series 2004B, 5.000%, 5/01/11 - FSA Insured	No Opt. Call	AAA	1,839,281

2,190	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/19 (DD, settling 7/01/05) -	8/15 at 100.00	AAA	2,397,831
	MBIA Insured

	Tax Obligation/Limited - 43.3% (29.0% of Total Investments)

	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City
	School District, Series 2003:
1,230	5.750%, 5/01/20 - FSA Insured	5/12 at 100.00	AAA	1,389,716
1,225	5.750%, 5/01/22 - FSA Insured	5/12 at 100.00	AAA	1,384,066

1,700	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City	5/14 at 100.00	AAA	1,957,074
	School District, Series 2004, 5.750%, 5/01/26 - FSA Insured

4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	5,165,478
	5.500%, 7/01/18 - MBIA Insured

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series
	2002A:
2,000	5.750%, 7/01/18 - FSA Insured	No Opt. Call	AAA	2,409,820
3,000	5.500%, 1/01/19 - MBIA Insured	7/12 at 100.00	AAA	3,368,790
5,000	5.500%, 1/01/20 - MBIA Insured	7/12 at 100.00	AAA	5,570,350
2,000	5.000%, 7/01/25 - FGIC Insured	7/12 at 100.00	AAA	2,133,560
4,000	5.000%, 7/01/30 - AMBAC Insured	7/12 at 100.00	AAA	4,228,440

7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%,	11/12 at 100.00	AAA	8,173,275
	11/15/25 - FSA Insured

	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
4,000	5.000%, 11/15/18 - AMBAC Insured	No Opt. Call	AAA	4,371,400
1,560	4.750%, 11/15/21 - AMBAC Insured	11/13 at 100.00	AAA	1,641,931
1,560	4.750%, 11/15/22 - AMBAC Insured	11/13 at 100.00	AAA	1,635,145

50	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/07 at 101.00	AAA	52,158
	1998A, 5.000%, 8/15/27 - MBIA Insured

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series
	2002B:
2,820	5.250%, 5/01/16 - MBIA Insured	11/11 at 101.00	AAA	3,141,001
1,000	5.250%, 5/01/17 - MBIA Insured	11/11 at 101.00	AAA	1,112,440

7,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/12 at 100.00	AAA	8,213,700
	2003C, 5.250%, 8/01/21 - AMBAC Insured

3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal	2/13 at 100.00	AAA	3,797,500
	Series 2003D, 5.000%, 2/01/22 - MBIA Insured

3,060	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/13 at 100.00	AAA	3,377,506
	2003E, 5.250%, 2/01/22 - MBIA Insured

2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/14 at 100.00	AAA	2,164,460
	2004C, 5.000%, 2/01/19 - XLCA Insured

	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D:
1,210	5.000%, 2/15/14 - FGIC Insured	No Opt. Call	AAA	1,341,225
2,240	5.000%, 8/15/14 - FGIC Insured	No Opt. Call	AAA	2,491,194

35	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/07 at 102.00	AAA	37,198
	Facilities, Series 1997A, 5.750%, 8/15/22 - MBIA Insured

3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2,	7/14 at 100.00	AAA	3,919,052
	5.000%, 7/01/20 - FGIC Insured

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 1996B:
80	5.375%, 2/15/26 - FSA Insured	2/06 at 102.00	AAA	82,720
45	5.375%, 2/15/26 - MBIA Insured	2/06 at 102.00	AAA	46,530

7,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School District	7/09 at 101.00	AAA	7,920,090
	Program, Series 1999, 5.750%, 7/01/19 - MBIA Insured

2,000	New York State Environmental Facilities Corporation, Special Obligation Revenue Refunding Bonds,	4/07 at 100.00	AAA	2,064,320
	Riverbank State Park, Series 1996, 5.125%, 4/01/22 - AMBAC Insured

7,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1997B, 4.875%,	4/08 at 101.00	AAA	8,070,385
	4/01/20 - MBIA Insured

3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E,	No Opt. Call	AAA	4,259,775
	5.250%, - FSA Insured

	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
875	5.125%, 5/15/19 - AMBAC Insured	5/11 at 100.00	AAA	955,465
920	5.125%, 5/15/20 - AMBAC Insured	5/11 at 100.00	AAA	990,628
965	5.250%, 5/15/21 - AMBAC Insured	5/11 at 100.00	AAA	1,047,006
1,015	5.250%, 5/15/22 - AMBAC Insured	5/11 at 100.00	AAA	1,097,905

7,925	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	10/12 at 100.00	AAA	8,704,979
	Series 2002D, 5.250%, 10/01/23 - MBIA Insured

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B:
1,835	5.375%, 4/01/17 - AMBAC Insured	4/12 at 100.00	AAA	2,039,639
2,100	5.375%, 4/01/18 - AMBAC Insured	4/12 at 100.00	AAA	2,334,192

3,575	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2001B, 5.250%,	10/11 at 100.00	AAA	3,951,948
	4/01/16 - MBIA Insured

5,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	5,520,350
	4/01/19 - FSA Insured

2,375	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/13 at 100.00	AAA	2,624,375
	2003A, 5.250%, 4/01/22 - MBIA Insured

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004:
2,000	5.000%, 4/01/20 - MBIA Insured	4/14 at 100.00	AAA	2,170,200
1,000	5.000%, 4/01/22 - MBIA Insured	4/14 at 100.00	AAA	1,077,390

2,530	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	2,827,958
	4/01/12 - AMBAC Insured

3,700	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2005A, 5.000%,	3/15 at 100.00	AAA	4,043,323
	3/15/20 (WI, settling 7/14/05) - FSA Insured

4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E,	No Opt. Call	AAA	4,744,680
	5.500%, 7/01/18 - FSA Insured

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,500	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	1,622,025
3,640	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	3,930,217
1,960	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	2,119,446
3,170	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	3,422,744

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
9,400	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	10,341,222
1,000	5.250%, 6/01/21 - AMBAC Insured	6/13 at 100.00	AAA	1,096,540
2,500	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	2,732,425

	Transportation - 10.8% (7.2% of Total Investments)

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series
	2002A:
6,000	5.500%, 11/15/18 - AMBAC Insured	11/12 at 100.00	AAA	6,771,720
2,000	5.125%, 11/15/22 - FGIC Insured	11/12 at 100.00	AAA	2,177,020

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series
	2002E:
1,335	5.500%, 11/15/21 - MBIA Insured	11/12 at 100.00	AAA	1,494,279
4,575	5.000%, 11/15/25 - MBIA Insured	11/12 at 100.00	AAA	4,883,767

2,880	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A,	11/15 at 100.00	AAA	3,100,896
	5.000%, 11/15/33 - AMBAC Insured

3,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	4,202,562
	5.000%, 11/15/35 (WI, settling 7/01/05) - MBIA Insured

2,100	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC	1/15 at 100.00	AAA	2,255,211
	Insured

2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/09 at 101.00	AAA	2,698,400
	Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

7,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth Series	10/07 at 101.00	AAA	7,461,720
	2000, 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	1,869,430
3,800	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	4,179,544

	U.S. Guaranteed *** - 15.3% (10.2% of Total Investments)

	Longwood Central School District, Suffolk County, New York, Series 2000:
1,000	5.750%, 6/15/19 (Pre-refunded to 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,153,180
1,000	5.750%, 6/15/20 (Pre-refunded to 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,153,180

4,695	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1998A,	7/11 at 100.00	AAA	5,250,841
	5.250%, 7/01/28 (Pre-refunded to 7/01/11) - FGIC Insured

3,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1996A, 5.250%,	10/10 at 100.00	AAA	3,326,400
	4/01/26 (Pre-refunded to 10/01/10) - MBIA Insured

11,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 4.750%,	10/15 at 100.00	AAA	12,143,450
	4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	4,482,280
3,250	5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	3,641,853

2,500	Nassau County, New York, General Obligation Improvement Bonds, Series 1999B, 5.250%, 6/01/23	6/09 at 102.00	AAA	2,718,875
	(Pre-refunded to 6/01/09) - AMBAC Insured

255	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	293,492
	Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10) - MBIA Insured

10	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/07 at 101.00	AAA	10,574
	1998A, 5.000%, 8/15/27 (Pre-refunded to 8/15/07) - MBIA Insured

1,075	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural	7/19 at 100.00	AAA	1,181,629
	History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded to 7/01/19) - AMBAC Insured

2,095	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/11 at 100.00	AAA	2,371,540
	Facilities, Series 2001, 5.500%, 7/01/18 (Pre-refunded to 7/01/11) - FGIC Insured

505	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	10/05 at 114.14	Baa1***	722,357
	Facilities, Series 1991A, 9.500%, 4/15/14

50	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/06 at 102.00	AAA	51,872
	Facilities, Series 1996B, 5.375%, 2/15/26 (Pre-refunded to 2/15/06) - MBIA Insured

70	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/07 at 102.00	AAA	74,792
	Facilities, Series 1997A, 5.750%, 8/15/22 (Pre-refunded to 2/15/07) - MBIA Insured

1,500	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	1,671,255
	2003A, 5.000%, 3/15/32 (Pre-refunded to 3/15/13) - FGIC Insured

5,795	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	6,486,228
	Facilities, Series 2002A, 5.000%, 5/15/18 (Pre-refunded to 5/15/12) - FGIC Insured

	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional
	Facilities, Series 2000C:
6,000	5.125%, 1/01/23 (Pre-refunded to 1/01/11) - FSA Insured	1/11 at 100.00	AAA	6,631,080
2,000	5.250%, 1/01/30 (Pre-refunded to 1/01/11) - FSA Insured	1/11 at 100.00	AAA	2,222,960

2,255	Nassau County, North Hempstead, New York, General Obligation Bonds, Series 1999B, 5.875%, 7/15/19	7/09 at 101.00	Aaa	2,529,343
	(Pre-refunded to 7/15/09) - FGIC Insured

	Utilities - 14.0% (9.3% of Total Investments)

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
8,300	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	8,772,104
4,000	5.250%, 12/01/26 - MBIA Insured	6/08 at 101.00	AAA	4,264,320

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 - FSA Insured	No Opt. Call	AAA	1,793,160
4,000	0.000%, 6/01/25 - FSA Insured	No Opt. Call	AAA	1,708,680
15,000	0.000%, 6/01/26 - FSA Insured	No Opt. Call	AAA	6,103,350
3,000	0.000%, 6/01/27 - FSA Insured	No Opt. Call	AAA	1,162,050
4,500	0.000%, 6/01/28 - FSA Insured	No Opt. Call	AAA	1,661,805
3,000	0.000%, 6/01/29 - FSA Insured	No Opt. Call	AAA	1,045,950

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
3,000	5.000%, 9/01/27 - FSA Insured	9/11 at 100.00	AAA	3,161,580
3,125	5.250%, 9/01/28 - FSA Insured	9/11 at 100.00	AAA	3,382,656

10,025	New York State Energy Research and Development Authority, Adjustable Rate Gas Facilities Revenue	11/05 at 100.50	AAA	10,332,767
	Bonds, Brooklyn Union Gas Company, Series 1989B, 6.750%, 2/01/24 (Alternative Minimum Tax) - MBIA
	Insured

6,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/08 at 102.00	AAA	6,566,400
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 (Alternative Minimum Tax) -
	MBIA Insured

2,875	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 - FGIC	7/15 at 100.00	AAA	3,106,409
	Insured

	Water and Sewer - 7.1% (4.7% of Total Investments)

5,795	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/15 at 100.00	AAA	6,264,569
	Fiscal Series 2005C, 5.000%, 6/15/27 - MBIA Insured

10,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	11,396,175
	Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 100.00	AAA	5,391,550
	Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,
	Fiscal Series 2000B:
1,245	6.100%, 6/15/31 - MBIA Insured	6/10 at 101.00	AAA	1,416,200
1,225	6.000%, 6/15/33 - MBIA Insured	6/10 at 101.00	AAA	1,399,366

2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds, Series	No Opt. Call	Aaa	1,056,972
	2000, 0.000%, 4/01/23 - AMBAC Insured

$ 544,766	Total Long-Term Investments (cost $525,071,509) - 149.5%
568,583,337

	Other Assets Less Liabilities - 1.3%	4,643,596

	Preferred Shares, at Liquidation Value - (50.8)%	(193,000,000)

	Net Assets Applicable to Common Shares - 100%	$380,226,933

	All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
	Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
	Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
(DD)	Security purchased on a delayed delivery basis.
(WI)	Security purchased on a when-issued basis.
	Income Tax Information
	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At June 30, 2005, the cost of investments was $524,938,988.

	Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$43,723,027
	Depreciation	(78,678)

	Net unrealized appreciation of investments	$43,644,349

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Select Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         08/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         08/26/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         08/26/05

* Print the name and title of each signing officer under his or her signature.